Income Taxes Income Taxes (Summary of Valuation Allowance) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Valuation Allowance [Line Items]
Net Gross Deferred Asset (Liability)	$ 499
Valuation Allowance	(217)	$ (542)
Deferred Tax Assets, Net	282
Deferred tax liability, net		$ 30
United States
Valuation Allowance [Line Items]
Net Gross Deferred Asset (Liability)	372
Valuation Allowance	(178)
Deferred Tax Assets, Net	194
United Kingdom
Valuation Allowance [Line Items]
Net Gross Deferred Asset (Liability)	81
Valuation Allowance	0
Deferred Tax Assets, Net	81
Australia
Valuation Allowance [Line Items]
Net Gross Deferred Asset (Liability)	10
Valuation Allowance	(1)
Deferred Tax Assets, Net	9
Canada
Valuation Allowance [Line Items]
Net Gross Deferred Asset (Liability)	21
Valuation Allowance	(16)
Deferred Tax Assets, Net	5
Other Countries
Valuation Allowance [Line Items]
Net Gross Deferred Asset (Liability)	15
Valuation Allowance	(22)
Deferred tax liability, net	$ 7